Commitments and Contingencies Commitments and Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Recorded Third-Party Environmental Recoveries [Line Items]
Recorded Third-Party Environmental Recoveries, Noncurrent	$ 129
Recorded Third-Party Environmental Recoveries, Current	57
Recorded Third-Party Environmental Recoveries, Amount	$ 186	$ 193